Inventories (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Inventory [Line Items]
Inventories	SFr 472.9	SFr 419.8
Gross carrying amount | Shoes
Disclosure Of Inventory [Line Items]
Inventories	398.4	344.3
Gross carrying amount | Apparel
Disclosure Of Inventory [Line Items]
Inventories	84.9	88.1
Gross carrying amount | Accessories
Disclosure Of Inventory [Line Items]
Inventories	15.5	12.8
Allowances
Disclosure Of Inventory [Line Items]
Inventories	SFr (25.9)	SFr (25.5)